Risk management, funding and liquidity risk and market risk - Liquid asset holdings (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
On-balance sheet assets
Financial assets
Available liquid assets	$ 208,381	$ 200,682
On-balance sheet assets | Weighted average
Financial assets
Available liquid assets	212,019	206,472
Cash
Financial assets
Available liquid assets	50,157	65,356
Cash | Weighted average
Financial assets
Available liquid assets	66,322	94,468
Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	40,840	31,717
Trading securities and financial assets measured at FVIS | Weighted average
Financial assets
Available liquid assets	31,936	19,183
Investment securities
Financial assets
Available liquid assets	117,065	103,435
Investment securities | Weighted average
Financial assets
Available liquid assets	113,488	92,622
Other financial assets
Financial assets
Available liquid assets	319	174
Other financial assets | Weighted average
Financial assets
Available liquid assets	273	199
Loans
Financial assets
Available liquid assets	81,653	70,306
Loans | Weighted average
Financial assets
Available liquid assets	76,439	70,282
Parent Entity | On-balance sheet assets
Financial assets
Available liquid assets	192,990	183,362
Parent Entity | On-balance sheet assets | Weighted average
Financial assets
Available liquid assets	193,843	187,609
Parent Entity | Cash
Financial assets
Available liquid assets	44,607	58,236
Parent Entity | Cash | Weighted average
Financial assets
Available liquid assets	58,836	85,384
Parent Entity | Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	39,257	29,538
Parent Entity | Trading securities and financial assets measured at FVIS | Weighted average
Financial assets
Available liquid assets	29,702	16,954
Parent Entity | Investment securities
Financial assets
Available liquid assets	108,880	95,415
Parent Entity | Investment securities | Weighted average
Financial assets
Available liquid assets	105,065	85,076
Parent Entity | Other financial assets
Financial assets
Available liquid assets	246	173
Parent Entity | Other financial assets | Weighted average
Financial assets
Available liquid assets	240	195
Parent Entity | Loans
Financial assets
Available liquid assets	76,094	62,770
Parent Entity | Loans | Weighted average
Financial assets
Available liquid assets	$ 70,708	$ 63,975